EQUITY METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2011
Summarized Financial Information

Summarized financial information for Minnesota Pipe Line is as follows:

	Successor		Predecessor
(in millions)	Year Ended December 31, 2011	One Month Ended December 31, 2010	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Revenues	$115.6	$8.7	$101.6	$101.5
Operating costs and expenses	53.8	7.4	36.8	55.6
Income from operations	43.2	1.3	42.4	18.4
Net income	43.2	1.3	42.4	18.4
Net income available to common shareholders	33.5	0.5	33.6	8.7

	Successor
(in millions)	December 31, 2011	December 31, 2010
Balance sheet data:
Current assets	$12.1	$8.0
Noncurrent assets	492.8	507.6

Total assets	$504.9	$515.6

Current liabilities	$16.6	$13.8
Noncurrent liabilities	0.1	0.2

Total liabilities	$16.7	$14.0

Members capital	$488.2	$501.6